Investment Risks	Sep. 23, 2024
Value Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.